TAXES (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2021, 2020 and 2019:

	For the Years Ended September 30,
	2021	2020	2019
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(9.5)%	(10.0)%	(10.0)%
Permanent difference	0.5%	0.0%	0.1%
Research and development deduction	(3.4)%	(0.4)%	(1.9)%
Change in valuation allowance	2.5%	0.6%	1.1%
Effective tax rate	15.1%	15.2%	14.3%

SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT)

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2021	2020	2019
Current tax provision:
Cayman Islands	$-	$-	$-
Hong Kong	-	-	-
China	791,822	564,013	432,343
Sub-total	791,822	564,013	432,343
Deferred tax provision (benefit):
Cayman Islands	-		-
Hong Kong	-		-
China	29,109	(7,751)	(5,149)
Sub-total	29,109	(7,751)	(5,149)
Income tax provision	$820,931	$556,262	$427,194

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are comprised of the following:

	September 30, 2021	September 30, 2020
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$237,696	$370,184
Less: valuation allowance	(215,354)	(321,125)
Deferred tax assets	$22,342	$49,059

SCHEDULE OF TAXES PAYABLE

Taxes payable consist of the following:

	September 30, 2021	September 30, 2020
Income tax payable	$1,691,007	$850,834
Value added tax payable	3,262,532	3,463,146
Other taxes	98,479	88,645
Total taxes payable	$5,052,018	$4,402,625